Included in Profit Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Damang - contract termination	$ 0.0	$ 0.0	$ (1.1)
Social contributions and sponsorships	(18.5)	(18.1)	(13.7)
Rehabilitation expense	8.9	(10.8)	(1.5)
Offshore structure costs	(14.7)	(14.6)	(13.6)
Restructuring costs	(11.3)	(1.3)	(2.0)
Yamana breakage fee, net of costs	300.0	0.0	0.0
Yamana transaction costs	(33.0)	0.0	0.0
Salares VAT	0.0	0.0	23.9
Chilean tax authority | Salaries Norte
Disclosure of attribution of expenses by nature to their function [line items]
Salares VAT			23.9
Tarkwa
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(8.7)	(1.3)	(1.2)
Damang
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(2.6)	0.0	0.0
St Ives
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	0.0	$ 0.0	$ (0.8)
Yamana
Disclosure of attribution of expenses by nature to their function [line items]
Yamana breakage fee, net of costs	300.0
Yamana transaction costs	$ 33.0